Debt - Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		$ 7,550
Repayments of long-term debt		(7,846)	$ (268)	$ (450)
Gain (Loss) on Extinguishment of Debt		(232)	$ 0	$ 0
Proceeds from Other Debt		0
Repayments of Other Long-term Debt		(2)
Proceeds from (Repayments of) Long-term Debt and Capital Securities		0
Secured Debt [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		0
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Repayments of Debt and Capital Lease Obligations		(2)
Extinguishment of Debt, Amount		0
Caesars Resort Collection [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		300
Repayments of long-term debt		(300)
Gain (Loss) on Extinguishment of Debt		0
Caesars Resort Collection [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		4,700
Repayments of long-term debt		0
Gain (Loss) on Extinguishment of Debt		0
Caesars Resort Collection [Member] | Unsecured Debt [Member] | CRC Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt		1,700
Repayments of long-term debt		0
Gain (Loss) on Extinguishment of Debt		0
CEOC LLC [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[1]	265
Repayments of long-term debt	[1]	0
Gain (Loss) on Extinguishment of Debt	[1]	0
CEOC LLC [Member] | Secured Debt [Member] | Chester Downs Senior Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	(330)
Gain (Loss) on Extinguishment of Debt	[2]	(1)
Caesars Entertainment Resort Properties [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	(40)
Gain (Loss) on Extinguishment of Debt	[2]	(1)
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	59
Repayments of long-term debt	[2]	(2,484)
Gain (Loss) on Extinguishment of Debt	[2]	(29)
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | First Lien Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	(1,000)
Gain (Loss) on Extinguishment of Debt	[2]	(27)
Caesars Entertainment Resort Properties [Member] | Secured Debt [Member] | Second Lien Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	(1,150)
Gain (Loss) on Extinguishment of Debt	[2]	(75)
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Caesars Growth Properties Holdings Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	0
Gain (Loss) on Extinguishment of Debt	[2]	(1)
Caesars Growth Partners, LLC [Member] | Line of Credit [Member] | Cromwell Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	(171)
Gain (Loss) on Extinguishment of Debt	[2]	(4)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	226
Repayments of long-term debt	[2]	(1,372)
Gain (Loss) on Extinguishment of Debt	[2]	(22)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | CGPH Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[2]	0
Repayments of long-term debt	[2]	(675)
Gain (Loss) on Extinguishment of Debt	[2]	(60)
Caesars Growth Partners, LLC [Member] | Secured Debt [Member] | Horseshoe Baltimore Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[3]	300
Repayments of long-term debt	[3]	(320)
Gain (Loss) on Extinguishment of Debt	[3]	$ (12)

[1]	This amount does not include the debt assumed as part of the OpCo acquisition. See Note 1 and Note 4 for additional information.
[2]	All outstanding amounts were fully repaid during 2017.
[3]	The Horseshoe Baltimore Credit & FF&E Facilities were refinanced in July 2017. We deconsolidated Horseshoe Baltimore effective August 31, 2017 and derecognized the long-term debt outstanding under the Horseshoe Baltimore Credit Facility and the Horseshoe Baltimore FF&E Facility. See Note 2.